Equity	3 Months Ended
Mar. 31, 2026
Equity [Abstract]
EQUITY
14.	EQUITY

Acquisition of non-controlling interests

For the three months ended March 31, 2026, Suncar Online acquired 0.02% of equity interest of Shengda Automobile from non-controlling shareholders at the consideration of $63. The Group derecognized non-controlling interest of $38, and the difference between the purchase price and the carrying amount of the proportional net assets that acquired from non-controlling shareholders was charged against additional paid-in capital, which was $25.